Investment in Associates - Summary of Investments in Associates and Financial Information (Details) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 22, 2021 CLP ($) shares	Jan. 22, 2020 shares	Nov. 30, 2021 shares	Dec. 31, 2021 CLP ($) shares	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2019 CLP ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2018 shares
Disclosure of associates [line items]
Entity's share				42.006%	23.6336%
Investment amount				$ 9,152	$ 7,149	$ 9,605
Income				(287)	(2,794)	532
Assets				37,600,243	35,486,448		$ 44,546
LIABILITIES				34,275,022	33,103,113
Equity				2,688,131	1,862,826	1,862,826
Income				$ 276,237	$ (826,155)	$ 124,522
Number of share outstanding | shares				973,517,871,202	512,406,760,091	512,406,760,091	973,517,871,202	512,406,760,091
Associates
Disclosure of associates [line items]
Assets				$ 1,381,942	$ 1,025,347
LIABILITIES				1,266,316	949,385
Equity				124,140	101,683
Income				$ (8,514)	$ (25,721)
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share		14.8148%		14.8148%	14.8148%
Investment amount					$ 1,278
Income				$ 468	(1,341)
Assets				21,145	19,210
LIABILITIES				9,673	10,585
Equity				8,310	17,676
Income				$ 3,162	$ (9,051)
Percentage of voting equity interests acquired		1.9148%
Equity Interests Acquired, Number Of Instruments | shares		79,577
Transbank S.A
Disclosure of associates [line items]
Entity's share				8.7188%	8.7188%
Investment amount				$ 7,399	$ 5,871
Income				(1,085)	(1,453)
Assets				1,317,587	1,006,137
LIABILITIES				1,232,689	938,800
Equity				97,337	84,007
Income				$ (12,439)	$ (16,670)
Increase in issued capital	$ 30,000
Number of share outstanding | shares	4,443,856
Increase in capital stock	$ 872
Combanc S.A. [Member]
Disclosure of associates [line items]
Entity's share			9.81%	9.81%
Investment amount				$ 670
Income				260
Assets				7,569
LIABILITIES				931
Equity				6,246
Income				$ 392
Percentage of voting equity interests acquired			1.63%
Equity Interests Acquired, Number Of Instruments | shares			157
Imerc OTC S.A. [Member]
Disclosure of associates [line items]
Entity's share				8.6624%
Investment amount				$ 1,083
Income				70
Assets				35,641
LIABILITIES				23,023
Equity				12,247
Income				$ 371